Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001840317
Document Type	POS AM
Entity Registrant Name	VEEA INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Veea Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on December 13, 2024, which was declared effective on January 15, 2025, (the “Registration Statement”). This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (the “Post-Effective Amendment”) is being filed in order to update disclosures in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were previously paid.
Amendment Flag	true